PROPERTY, PLANT AND EQUIPMENT (Details)	6 Months Ended
Dec. 31, 2019 USD ($)
Reconciliation [Abstract]
Carrying amount, beginning of period	$ 26,195
Additions	687,000
Depreciation and amortization	(44,314)
Carrying amount, end of period	890,997
Previously Stated [Member]
Reconciliation [Abstract]
Carrying amount, beginning of period	26,195
Effect of Adoption of AASB 16 [Member]
Reconciliation [Abstract]
Carrying amount, beginning of period	222,116
Restated [Member]
Reconciliation [Abstract]
Carrying amount, beginning of period	248,311
Freehold Land [Member]
Reconciliation [Abstract]
Additions	687,000
Depreciation and amortization	0
Carrying amount, end of period	687,000
Freehold Land [Member] | Previously Stated [Member]
Reconciliation [Abstract]
Carrying amount, beginning of period	0
Freehold Land [Member] | Effect of Adoption of AASB 16 [Member]
Reconciliation [Abstract]
Carrying amount, beginning of period	0
Freehold Land [Member] | Restated [Member]
Reconciliation [Abstract]
Carrying amount, beginning of period	0
Plant and Equipment [Member]
Reconciliation [Abstract]
Additions	0
Depreciation and amortization	(5,937)
Carrying amount, end of period	20,258
Plant and Equipment [Member] | Previously Stated [Member]
Reconciliation [Abstract]
Carrying amount, beginning of period	26,195
Plant and Equipment [Member] | Effect of Adoption of AASB 16 [Member]
Reconciliation [Abstract]
Carrying amount, beginning of period	0
Plant and Equipment [Member] | Restated [Member]
Reconciliation [Abstract]
Carrying amount, beginning of period	26,195
Right-of-Use Assets [member]
Reconciliation [Abstract]
Additions	0
Depreciation and amortization	(38,377)
Carrying amount, end of period	183,739
Right-of-Use Assets [member] | Previously Stated [Member]
Reconciliation [Abstract]
Carrying amount, beginning of period	0
Right-of-Use Assets [member] | Effect of Adoption of AASB 16 [Member]
Reconciliation [Abstract]
Carrying amount, beginning of period	222,116
Right-of-Use Assets [member] | Restated [Member]
Reconciliation [Abstract]
Carrying amount, beginning of period	222,116
At Cost [Member]
Reconciliation [Abstract]
Carrying amount, end of period	945,542
At Cost [Member] | Freehold Land [Member]
Reconciliation [Abstract]
Carrying amount, end of period	687,000
At Cost [Member] | Plant and Equipment [Member]
Reconciliation [Abstract]
Carrying amount, end of period	36,426
At Cost [Member] | Right-of-Use Assets [member]
Reconciliation [Abstract]
Carrying amount, end of period	222,116
Accumulated Depreciation and Impairment [Member]
Reconciliation [Abstract]
Carrying amount, end of period	(54,545)
Accumulated Depreciation and Impairment [Member] | Freehold Land [Member]
Reconciliation [Abstract]
Carrying amount, end of period	0
Accumulated Depreciation and Impairment [Member] | Plant and Equipment [Member]
Reconciliation [Abstract]
Carrying amount, end of period	(16,168)
Accumulated Depreciation and Impairment [Member] | Right-of-Use Assets [member]
Reconciliation [Abstract]
Carrying amount, end of period	$ (38,377)